PROPERTY AND EQUIPMENT	3 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT

9.	PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands):

	As of
	March 31, 2026	December 31, 2025
Computer hardware and software	$4,339	$4,137
Furniture, fixture, and equipment	62	42
Total property and equipment	4,401	4,179
Less: accumulated depreciation	(1,950)	(1,724)
Property and equipment, net	$2,451	$2,455

For the three months ended March 31, 2026 and March 31, 2025, depreciation expense was $242 thousand and $156 thousand, respectively.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2026 AND 2025

UNAUDITED